INCOME TAXES (Details Narrative)		12 Months Ended
	Mar. 21, 2018	Sep. 30, 2023 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 HKD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 HKD ($)
Operating Loss Carryforwards [Line Items]
Effective income tax rate reconciliation, deduction		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Tax concession		$ (769)	$ 6,000	$ (1,282)	$ 10,000	$ (1,282)	$ 10,000
Tax concession		$ 769	$ (6,000)	$ 1,282	$ (10,000)	$ 1,282	$ (10,000)
Effective tax rates on income before income taxes		1510.00%	1510.00%	1350.00%	1350.00%	1210.00%	1210.00%
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Significant Change in Unrecognized Tax Benefits, Nature of Event	the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was